CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) € in Millions	Dec. 31, 2024 EUR (€)
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash and cash equivalents classified as part of disposal group held for sale	€ 12